SCHEDULE OF MINIMUM CONTRACTUAL OBLIGATIONS OF LEASES (Details) - USD ($)	Jul. 31, 2023	May 31, 2023	Oct. 31, 2022	Jul. 31, 2020	Nov. 01, 2018
Lease Obligations
Operating lease, 2024	$ 161,045		$ 67,734
Finance lease 2024	65,387		71,568
Operating lease, 2025	163,903		67,734
Finance lease, 2025	12,803		65,387
Operating lease, 2026	166,761		67,734
Finance lease, 2026	5,150		12,803
Operating lease, 2027	84,608		67,734
Finance lease, 2027			5,150
Operating lease, 2027			67,734
Finance lease, 2027
Operating lease, thereafter			180,619
Finance lease, thereafter
Operating lease, total lease payments	794,951		519,289
Finance lease, total lease payments	101,232		154,908
Operating lease, less imputed interest	(284,206)		(241,908)
Finance lease, less imputed interest	(6,073)		(12,974)
Operating lease, total lease liability	510,745	$ 271,396	277,381	$ 411,287	$ 80,171
Finance lease, total lease liability	95,159		$ 141,934
Operating lease 2023	38,015
Finance lease 2023	17,892
Operating lease, thereafter	180,619
Finance lease, thereafter